CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues
Revenues	$ 4,329,611	¥ 30,141,886		¥ 13,119,990	¥ 1,744,076
Costs of revenues
Total costs of revenues	(910,508)	(6,338,778)		(2,905,249)	(722,830)
Gross profit	3,419,103	23,803,108		10,214,741	1,021,246
Sales and marketing expenses	(3,903,337)	(27,174,249)		(13,441,813)	(1,344,582)
General and administrative expenses	(186,261)	(1,296,712)		(6,456,612)	(133,207)
Research and development expenses (including services received from a related party of RMB223,732 and RMB873,288(US$125,440) for the years ended December 31, 2018 and 2019, respectively)	(555,942)	(3,870,358)		(1,116,057)	(129,181)
Impairment of a long-term investment		0		0	(10,000)
Total operating expenses	(4,645,540)	(32,341,319)		(21,014,482)	(1,616,970)
Operating loss	(1,226,437)	(8,538,211)		(10,799,741)	(595,724)
Interest and investment gain, net	221,469	1,541,825		584,940	80,783
Interest expense	(20,951)	(145,858)
Foreign exchange (loss)/gain	9,075	63,179		10,037	(11,547)
Other income/(loss), net	11,891	82,786		(12,361)	1,373
Loss before income tax and share of results of equity investees	(1,004,953)	(6,996,279)		(10,217,125)	(525,115)
Share of results of equity investees	4,119	28,676
Net loss	(1,000,834)	(6,967,603)		(10,217,125)	(525,115)
Deemed distribution to certain holders of convertible preferred shares		(80,496)	$ (11,708)	(80,496)
Contribution from a holder of convertible preferred shares					26,413
Net loss attributable to ordinary shareholders	$ (1,000,834)	¥ (6,967,603)		¥ (10,297,621)	¥ (498,702)
Loss per share:
Basic | (per share)	$ (0.22)	¥ (1.51)		¥ (3.47)	¥ (0.28)
Diluted | (per share)	$ (0.22)	¥ (1.51)		¥ (3.47)	¥ (0.28)
Shares used in loss per share computation
Basic | shares	4,627,278,394	4,627,278,394	2,968,319,549	2,968,319,549	1,764,799,346
Diluted | shares	4,627,278,394	4,627,278,394	2,968,319,549	2,968,319,549	1,764,799,346
Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation difference, net of tax of nil	$ 59,244	¥ 412,447		¥ 1,058,884	¥ (47,681)
Comprehensive loss	(941,590)	(6,555,156)		(9,158,241)	(572,796)
Online marketplace services
Revenues
Revenues	4,329,611	30,141,886		13,119,990	1,740,691
Costs of revenues
Total costs of revenues	$ (910,508)	¥ (6,338,778)		¥ (2,905,249)	(719,778)
Merchandise sales
Revenues
Revenues					3,385
Costs of revenues
Total costs of revenues					¥ (3,052)